UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2000

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Lafer Management Corp.
Address:  237 Park Avenue, 9th Fl.
          New York, N.Y. 10017
13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:    Vincent Brando
Title:
Phone:
Signature, Place and Date of Signing:

         Vincent Brando  February  9, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    92279

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D A T & T CORP COM               COMMON STOCK     001957109     2070   120000 SH       SOLE                 120000        0        0
D AT&T CORP LIBERTY MEDIA GROUP  COMMON STOCK     001957208     1628   120000 SH       SOLE                 120000        0        0
D AVNET INC COM                  COMMON STOCK     053807103     3440   160000 SH       SOLE                 160000        0        0
D BLOCK H & R INC COM            COMMON STOCK     093671105    11585   280000 SH       SOLE                 280000        0        0
D BORDERS GROUP INC COM          COMMON STOCK     099709107    17181  1470000 SH       SOLE                1470000        0        0
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107     1506   110000 SH       SOLE                 110000        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370AC      137    10000 SH  CALL SOLE                  10000        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370AT      137    10000 SH  CALL SOLE                  10000        0        0
D GENERAL ELEC CO COM STK        OPTIONS - CALLS  3696040AJ     1918    40000 SH  CALL SOLE                  40000        0        0
D GENERAL ELEC CO COM STK        OPTIONS - PUTS   3696040MK     5753   120000 SH  PUT  SOLE                 120000        0        0
D GLOBAL CROSSING LTD COM        COMMON STOCK     G3921A100     2090   146000 SH       SOLE                 146000        0        0
D HONEYWELL INTERNATIONAL INC    COMMON STOCK     438516106     8043   170000 SH       SOLE                 170000        0        0
D NAVISTAR INTL CORP NEW         COMMON STOCK     63934E108     2619   100000 SH       SOLE                 100000        0        0
D OCULAR SCIENCES INC COM        COMMON STOCK     675744106      638    54900 SH       SOLE                  54900        0        0
D PALL CORP                      COMMON STOCK     696429307      213    10000 SH       SOLE                  10000        0        0
D TEXACO INC USD3.125 COM        COMMON STOCK     881694103    15444   248600 SH       SOLE                 248600        0        0
D TYCO INTERNATIONAL LTD COM     COMMON STOCK     902124106    12882   232104 SH       SOLE                 232104        0        0
D TYCO INTERNATIONAL LTD COM     OPTIONS - PUTS   9021240MK     2220    40000 SH  PUT  SOLE                  40000        0        0
D TYCO INTERNATIONAL LTD COM     OPTIONS - PUTS   9021240NJ     2775    50000 SH  PUT  SOLE                  50000        0        0
S REPORT SUMMARY                 19 DATA RECORDS               92279        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED